UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	Jun. 30, 2020	Jun. 30, 2019
Senior Unsecured Convertible Bonds due 2023 [Member]
Interest rate	4.875%	4.875%